Other (Income)/Deductions - Net (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
		Dec. 31, 2017	Nov. 30, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Other Income and Expenses [Abstract]
Interest income	[1]			$ (391)		$ (470)		$ (471)
Interest expense	[1]			1,270		1,186		1,199
Net interest expense				879		716		728
Foreign currency loss related to Venezuela	[2],[3]			0		0		806
Royalty-related income	[4]			(499)		(905)		(922)
Certain legal matters, net	[5]			240		510		975
Net gains on asset disposals	[6]			(343)		(171)		(232)
Loss on sale and impairment on remeasurement of HIS net assets	[2],[7]			55		1,712		0
Certain asset impairments	[8]			395		1,447		818
Business and legal entity alignment costs	[9]			71		261		282
Net losses on early retirement of debt		$ 999	$ 312	999	[10]	312	[10]	0	[10]
Other, net	[11]			(482)		(227)		403
Other (income)/deductions––net	[12]			$ 1,315		$ 3,655		$ 2,860

[1]	2017 v. 2016––Interest income decreased primarily driven by a lower investment balance. Interest expense increased, primarily as a result of higher short-term interest rates, offset, in part, by the retirement of high-coupon debt and the issuance of new low-coupon debt. Capitalized interest expense totaled $72 million 2017, $61 million in 2016 and $32 million in 2015.
[2]	Amounts may not add due to rounding.
[3]	In 2015, represents a foreign currency loss related to conditions in Venezuela during 2015, that had us resolve that our Venezuelan bolivar-denominated net monetary assets that are subject to revaluation were no longer expected to be settled at the Venezuelan government CENCOEX official rate of 6.3, but rather at the then SIMADI rate of 200, the lowest official rate. Those conditions included the inability to obtain significant conversions of Venezuelan bolivars related to intercompany U.S. dollar denominated accounts, an evaluation of the effects of the implementation of a fourth-quarter 2015 operational restructuring, resulting in a 36% reduction in our labor force in Venezuela, and our expectation of the changes in Venezuela’s responses to changes in its economy.
[4]	Royalty-related income decreased in 2017 and 2016, primarily due to lower royalty income for Enbrel of $470 million in 2017, compared to 2016, and $54 million in 2016, compared to 2015, resulting from the expiration on October 31, 2016 of the 36-month royalty period under the collaboration agreement for Enbrel in the U.S. and Canada (the collaboration period under the agreement expired on October 31, 2013), partially offset by increases in Xtandi royalty-related income of $176 million in 2017, compared to 2016, and $63 million in 2016, compared to 2015.
[5]	In 2017, primarily includes a $94 million charge to resolve a class action lawsuit filed by direct purchasers relating to Celebrex, which is subject to court approval (for additional information, see Note 17A2), and a $79 million charge to reflect damages awarded by a jury in a patent matter. In 2016, primarily includes amounts to resolve a Multi-District Litigation relating to Celebrex and Bextra pending against the Company in New York federal court for $486 million, partially offset by the reversal of a legal accrual where a loss was no longer deemed probable. In addition, 2016 includes a settlement related to a patent matter. In 2015, primarily includes $784.6 million related to an agreement in principle reached in February 2016 and finalized in April 2016 to resolve claims alleging that Wyeth's practices relating to the calculation of Medicaid rebates for its drug, Protonix (pantoprazole sodium), between 2001 and 2006, several years before Pfizer acquired Wyeth in 2009, violated the Federal Civil False Claims Act and other laws.
[6]	In 2017, primarily includes (i) gross realized gains on sales of available-for-sale debt securities of $451 million; (ii) gross realized losses on sales of available-for-sale debt securities of $281 million; (iii) gross realized gains on sales of available-for-sale equity securities of $75 million; (iv) a net loss of $120 million from derivative financial instruments used to hedge the foreign exchange component of the matured available-for-sale debt securities; (v) gains on sales/out-licensing of product and compound rights of $187 million; (vi) gains on sales of investments in private equity securities of $80 million; (vii) a gain on sale of property of $52 million; (viii) a net loss of $30 million related to the sale of our 40% ownership investment in Teuto, including the extinguishment of a put option for the remaining 60% ownership interest; and (ix) a loss of $81 million related to the sale of our 49% equity share in Hisun Pfizer. Proceeds from the sale of available-for-sale securities were $5.1 billion in 2017.In 2016, primarily includes (i) gross realized gains on sales of available-for-sale debt securities of $666 million; (ii) gross realized losses on sales of available-for-sale debt securities of $548 million; (iii) a net loss of $64 million from derivative financial instruments used to hedge the foreign exchange component of the matured available-for-sale debt securities; (iv) gains on sales/out-licensing of product and compound rights of $84 million; and (v) gains on sales of investments in private equity securities of $2 million. Proceeds from the sale of available-for-sale securities were $10.2 billion in 2016. In 2015, primarily includes (i) gross realized gains on sales of available-for-sale equity securities of $164 million; (ii) gross realized losses on sales of available-for-sale debt securities of $960 million; (iii) net gain of $937 million from derivative financial instruments used to hedge the foreign exchange component of the divested available-for-sale debt securities; (iv) gains on sales/out-licensing of product and compound rights of $90 million; and (v) gains on sales of investments in private equity securities of $3 million. Proceeds from the sale of available-for-sale securities were $4.3 billion in 2015.
[7]	In 2017, represents adjustments to amounts previously recorded to write down the HIS net assets to fair value less costs to sell related to the sale of HIS net assets to ICU Medical. In 2016, represents a charge related to the write-down of the HIS net assets to fair value less estimated costs to sell. See Note 2B for additional information.
[8]	In 2017, primarily includes intangible asset impairment charges of $337 million, reflecting (i) $127 million related to developed technology rights, acquired in connection with our acquisition of Hospira, for a generic sterile injectable product for the treatment of edema associated with certain conditions; (ii) $124 million related to developed technology rights, acquired in connection with our acquisition of Hospira, for a sterile injectable pain reliever; (iii) $39 million related to developed technology rights, acquired in connection with our acquisition of NextWave, for the treatment of attention deficit hyperactivity disorder; (iv) $26 million related to developed technology rights, acquired in connection with our acquisition of Hospira, for a generic injectable antibiotic product for the treatment of bacterial infections; and (v) $20 million related to other developed technology rights. The intangible asset impairment charges for 2017 are associated with EH and reflect, among other things, updated commercial forecasts and an increased competitive environment. In addition, 2017 includes a loss of $43 million for an impairment of our AM-Pharma B.V. long-term investment (see Note 2E).In 2016, primarily includes intangible asset impairment charges of $869 million, reflecting (i) $366 million related to developed technology rights for a generic injectable antibiotic product for the treatment of bacterial infections; and (ii) $265 million related to an IPR&D compound for the treatment of anemia, both acquired in connection with our acquisition of Hospira; (iii) $128 million of sterile injectable IPR&D compounds acquired in connection with our acquisition of InnoPharma; and (iv) $110 million of other IPR&D assets, $81 million of which were acquired in connection with our acquisition of Hospira and $29 million of which were acquired in connection with our acquisition of King in 2011. The intangible asset impairment charges for 2016 are associated with the following: EH ($840 million) and IH ($29 million). In addition, 2016 includes an impairment loss of $452 million related to Pfizer’s then 49%-owned equity-method investment with Hisun in China, Hisun Pfizer, and an impairment loss of $50 million related to Pfizer's 40%-owned equity-method investment in Teuto. For additional information concerning Hisun Pfizer and Teuto, see Note 2D. The intangible asset impairment charge for 2016 for the IPR&D compound for the treatment of anemia acquired in connection with our acquisition of Hospira reflects, among other things, the impact of regulatory delays, including delays resulting from a then recent court ruling, requiring a 180-day waiting period after approval before a biosimilar product can be launched. The intangible asset impairment charges for 2016 for the sterile injectable IPR&D compounds acquired in connection with our acquisition of InnoPharma reflect, among other things, the impact of portfolio prioritization decisions and decreased commercial profiles of certain compounds. The intangible asset impairment charges for 2016 for developed technology rights and other IPR&D assets acquired in connection with our acquisition of Hospira reflect, among other things, the impact of regulatory delays, the impact of new scientific findings, updated commercial forecasts, changes in pricing, and an increased competitive environment. The intangible asset impairment charges for 2016 for other IPR&D assets acquired in connection with our acquisition of King reflect changes in the competitive environment.In 2015, primarily includes an impairment loss of $463 million related to Pfizer’s then 49%-owned equity-method investment in Hisun Pfizer (for additional information concerning Hisun Pfizer, see Note 2D) and intangible asset impairment charges of $323 million, reflecting (i) $132 million related to indefinite-lived brands; (ii) $120 million related to developed technology rights for the treatment of attention deficit hyperactivity disorder; and (iii) $71 million related to IPR&D compounds. The intangible asset impairment charges for 2015 are associated with the following: EH ($294 million), WRD ($13 million); and Consumer Healthcare ($17 million).The intangible asset impairment charges for 2015 reflect, among other things, the impact of new scientific findings, updated commercial forecasts, changes in pricing, and an increased competitive environment.
[9]	Represents expenses for changes to our infrastructure to align our commercial operations, including costs to internally separate our businesses into distinct legal entities, as well as to streamline our intercompany supply operations to better support each business.
[10]	In 2017 and 2016, represents net losses due to the early retirement of debt, inclusive of the related termination of cross currency swaps in 2017 and inclusive of the related termination of interest rate swaps in 2016.
[11]	In 2017, includes, among other things, dividend income of $266 million from our investment in ViiV, and income of $62 million from resolution of a contract disagreement. In 2016, includes among other things, $150 million paid to Allergan for reimbursement of Allergan’s expenses associated with the terminated transaction (see Note 1A); and income of $116 million from resolution of a contract disagreement. In 2015, includes, among other things, (i) charges of $194 million related to the write-down of assets to net realizable value; (ii) charges of $159 million, reflecting the change in the fair value of contingent consideration liabilities; and (iii) income of $45 million associated with equity-method investees.
[12]	Amounts may not add due to rounding.